Shareholder Fees {- Strategic Advisers® Tax-Sensitive Short Duration Fund}	Jul. 30, 2021 USD ($)
05.31 Strategic Advisers Tax-Sensitive Short Duration Fund PRO-08 | Strategic Advisers® Tax-Sensitive Short Duration Fund
Shareholder Fees:
(fees paid directly from your investment)	none